Environmental Liabilities	12 Months Ended
Dec. 31, 2017
Environmental Remediation Obligations [Abstract]
Environmental Liabilities
ENVIRONMENTAL LIABILITIES
The following tables show the movements in environmental liabilities for the years ended December 31, 2017 and 2016:

Year ended December 31, 2017 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities - beginning	143	61	204
Interest accretion	6	2	8
Expenditures	(16)	(8)	(24)
Revaluation adjustment	1	7	8
Environmental liabilities - ending	134	62	196
Less: current portion	(20)	(8)	(28)
	114	54	168

Year ended December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Environmental liabilities - beginning	148	59	207
Interest accretion	7	1	8
Expenditures	(11)	(9)	(20)
Revaluation adjustment	(1)	10	9
Environmental liabilities - ending	143	61	204
Less: current portion	(18)	(9)	(27)
	125	52	177

The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2017 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	142	64	206
Less: discounting environmental liabilities to present value	(8)	(2)	(10)
Discounted environmental liabilities	134	62	196

December 31, 2016 (millions of dollars)	PCB	Land Assessment and Remediation	Total
Undiscounted environmental liabilities	158	66	224
Less: discounting environmental liabilities to present value	(15)	(5)	(20)
Discounted environmental liabilities	143	61	204

At December 31, 2017, the estimated future environmental expenditures were as follows:

(millions of dollars)
2018	28
2019	27
2020	32
2021	34
2022	31
Thereafter	54
206

Hydro One records a liability for the estimated future expenditures for land assessment and remediation and for the phase-out and destruction of PCB-contaminated mineral oil removed from electrical equipment when it is determined that future environmental remediation expenditures are probable under existing statute or regulation and the amount of the future expenditures can be reasonably estimated.
There are uncertainties in estimating future environmental costs due to potential external events such as changes in legislation or regulations, and advances in remediation technologies. In determining the amounts to be recorded as environmental liabilities, the Company estimates the current cost of completing required work and makes assumptions as to when the future expenditures will actually be incurred, in order to generate future cash flow information. A long-term inflation rate assumption of approximately 2% has been used to express these current cost estimates as estimated future expenditures. Future expenditures have been discounted using factors ranging from approximately 2.0% to 6.3%, depending on the appropriate rate for the period when expenditures are expected to be incurred. All factors used in estimating the Company’s environmental liabilities represent management’s best estimates of the present value of costs required to meet existing legislation or regulations. However, it is reasonably possible that numbers or volumes of contaminated assets, cost estimates to perform work, inflation assumptions and the assumed pattern of annual cash flows may differ significantly from the Company’s current assumptions. In addition, with respect to the PCB environmental liability, the availability of critical resources such as skilled labour and replacement assets and the ability to take maintenance outages in critical facilities may influence the timing of expenditures.
PCBs
The Environment Canada regulations, enacted under the Canadian Environmental Protection Act, 1999, govern the management, storage and disposal of PCBs based on certain criteria, including type of equipment, in-use status, and PCB-contamination thresholds. Under current regulations, Hydro One’s PCBs have to be disposed of by the end of 2025, with the exception of specifically exempted equipment. Contaminated equipment will generally be replaced, or will be decontaminated by removing PCB-contaminated insulating oil and retro filling with replacement oil that contains PCBs in concentrations of less than 2 ppm.
The Company’s best estimate of the total estimated future expenditures to comply with current PCB regulations is $142 million (2016 – $158 million). These expenditures are expected to be incurred over the period from 2018 to 2025. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2017 to increase the PCB environmental liability by $1 million (2016 – reduce by $1 million).
Land Assessment and Remediation
The Company’s best estimate of the total estimated future expenditures to complete its land assessment and remediation program is $64 million (2016 – $66 million). These expenditures are expected to be incurred over the period from 2018 to 2044. As a result of its annual review of environmental liabilities, the Company recorded a revaluation adjustment in 2017 to increase the land assessment and remediation environmental liability by $7 million (2016 – $10 million).